Related Party Transactions - Summary of Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 6,280	$ 2,135
Management fee	116	95
Repayment of cash advances from related parties		4
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	5,858	1,664
Management fee	95
Purchase of equipment		52
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	298	458
Management fee	21	95
Jiangsu Genscript Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	124	13
Compensation fee for termination of service agreement	$ 2,649
Genscript (HongKong) Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Repayment of cash advances from related parties		$ 4